Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000085566
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA
C000049132
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Enterprise Mergers and Acquisitions Fund - Class C
C000049133
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y
C000049130
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Enterprise Mergers and Acquisitions Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,543		$ 13,691	$ 16,143	$ 16,829	$ 19,379	$ 25,193	$ 21,295	$ 25,899	$ 35,314	$ 41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000	10,003		10,032	10,148	10,351	10,422	10,423	10,477	10,927	11,490	11,971
S&P Merger Arbitrage Index
Account Value [Line Items]
Accumulated Value	10,000	10,265		10,289	10,656	11,146	11,611	12,550	12,224	12,468	13,654	14,625
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000	10,003		10,032	10,148	10,351	10,422	10,423	10,477	10,927	11,490	11,971
S&P Merger Arbitrage Index
Account Value [Line Items]
Accumulated Value	10,000	10,265		10,289	10,656	11,146	11,611	12,550	12,224	12,468	13,654	14,625
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000	10,003		10,032	10,148	10,351	10,422	10,423	10,477	10,927	11,490	11,971
S&P Merger Arbitrage Index
Account Value [Line Items]
Accumulated Value	10,000	10,265		10,289	10,656	11,146	11,611	12,550	12,224	12,468	13,654	14,625
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000	10,003		10,032	10,148	10,351	10,422	10,423	10,477	10,927	11,490	11,971
S&P Merger Arbitrage Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,265		$ 10,289	$ 10,656	$ 11,146	$ 11,611	$ 12,550	$ 12,224	$ 12,468	$ 13,654	$ 14,625